Warrants and Unit Purchase Options	12 Months Ended
Apr. 30, 2012
Warrants and Unit Purchase Options [Abstract]
Warrants and Unit Purchase Options [Text Block]

15. Warrants and Unit Purchase Options

As of April 30, 2010 and 2011, there were 7,200,000 warrants outstanding. Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of US$11.50 commencing upon the consummation of the Merger, that is December 16, 2010 and expiring November 18, 2014. Among the outstanding warrants, the Company has the option to redeem 3,600,000 units of warrants at a price of US$0.01 per warrant upon 30 days notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least US$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given. No warrant was exercised before the end of the reporting period. At the close of business of March 16, 2012, 2,418,878 out of 7,200,000 warrants outstanding held in escrow on account of our initial shareholders were automatically repurchased and cancelled pursuant to Amendment No.2 to the Stock Escrow Agreement dated as of December 16, 2011. As of April 30, 2012, there were 4,781,122 warrants outstanding.

Unit Purchase Options (“UPOs”) were granted to Cohen & Company Securities, LLC and its designees to purchase 360,000 units at an exercise price of US$15.00 per unit. Each unit issuable upon exercise of the UPOs consists of one ordinary share and one warrant. The UPOs became exercisable on December 16, 2010 expiring on November 18, 2014. The UPOs may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the UPOs to exercise the unit purchase option without the payment of cash. No UPOs were converted before the end of the reporting period. As of April 30, 2010 and 2011, there were 360,000 units of UPOs outstanding. During the year, 70,375 UPOs were repurchased on April 23, 2012, therefore, outstanding UPOs as of April 30, 2012 were 289,625.

For the years ended April 30, 2010, 2011 and 2012, potential ordinary shares of 7,200,000, 7,200,000 and 4,781,122 shares related to warrants and 720,000, 720,000 and 579,250 shares related to UPOs, retroactively and respectively are excluded from the computation of diluted net income per share as their exercise prices were higher than the average market price.